AVAILABLE-FOR-SALE MARKETABLE SECURITIES (Schedule Of Available-For-Sale Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 29,532	$ 30,026
Gross unrealized gains	5	26
Gross unrealized losses	(198)	(83)
Fair value	29,339	29,969
Reclassification of certain securities to long-term	18,522	15,695
Short-term marketable securities	10,817	14,274
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	1,990	1,506
Gross unrealized gains
Gross unrealized losses
Fair value	1,990	1,506
Matures Within One Year [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,713	9,680
Gross unrealized gains	3	16
Gross unrealized losses	(6)	(7)
Fair value	7,710	9,689
Matures Within One Year [Member] | Corporate Debentures Fixed Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	7,713	6,863
Gross unrealized gains	3	14
Gross unrealized losses	(6)	(7)
Fair value	7,710	6,870
Matures Within One Year [Member] | Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		728
Gross unrealized gains
Gross unrealized losses
Fair value		728
Matures Within One Year [Member] | Government Sponsored Enterprises Fixed Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		2,089
Gross unrealized gains		2
Gross unrealized losses
Fair value		2,091
Matures After One Year Through Three Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16,866	16,699
Gross unrealized gains	2	10
Gross unrealized losses	(148)	(67)
Fair value	16,720	16,642
Matures After One Year Through Three Years [Member] | Corporate Debentures Fixed Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	16,866	15,451
Gross unrealized gains	2	10
Gross unrealized losses	(148)	(65)
Fair value	16,720	15,396
Matures After One Year Through Three Years [Member] | Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		1,248
Gross unrealized gains
Gross unrealized losses		(2)
Fair value		1,246
Matures After Three Years Through Five Years [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	29,532	2,141
Gross unrealized gains	5
Gross unrealized losses	(198)	(9)
Fair value	29,339	2,132
Matures After Three Years Through Five Years [Member] | Corporate Debentures Fixed Interest Rate [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	2,963	2,141
Gross unrealized gains
Gross unrealized losses	(44)	(9)
Fair value	$ 2,919	$ 2,132